Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000028811
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with load
Accumulated Value	$ 9,517		$ 9,286	$ 9,517	$ 9,234	$ 8,935	$ 8,313	$ 11,894	$ 13,333	$ 12,700	$ 12,611	$ 14,325
C000028812
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with load
Accumulated Value	10,000		9,701	9,850	9,514	9,112	8,434	11,956	13,305	12,574	12,393	13,978
C000028810
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,781	10,040	9,791	9,484	8,849	12,683	14,257	13,612	13,548	15,432
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Accumulated Value	10,000		9,738	9,967	9,794	9,541	8,707	12,532	13,929	13,516	13,357	15,247
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Accumulated Value	10,000		9,738	9,967	9,794	9,541	8,707	12,532	13,929	13,516	13,357	15,247
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Accumulated Value	10,000		9,738	9,967	9,794	9,541	8,707	12,532	13,929	13,516	13,357	15,247
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,437	$ 10,531	$ 10,315	$ 11,502	$ 12,214	$ 12,155	$ 10,249	$ 10,286	$ 11,370	$ 12,071